SUPPLEMENT dated February 2, 1999


                              To the PROSPECTUS of

                          STANDISH GROUP OF ASSET FUNDS
                           STANDISH EQUITY ASSET FUND
                 STANDISH SMALL CAPITALIZATION EQUITY ASSET FUND
                        STANDISH FIXED INCOME ASSET FUND
                     STANDISH GLOBAL FIXED INCOME ASSET FUND

                                Dated May 1, 1998

Standish Equity Asset Fund and Standish Small Capitalization Equity Asset Fund:

      As of January 28, 1999, shares of Standish Equity Asset Fund and Standish Small Capitalization Equity Asset Fund are no longer offered pursuant to the Standish Group of Asset Funds prospectus dated May 1, 1998. Please see the Standish Group of Equity Asset Funds prospectus dated January 28, 1999 for information on Standish Equity Asset Fund and Standish Small Capitalization Equity Asset Fund or call (800) 729-0066 for a copy of that prospectus or Statement of Additional Information also dated January 28, 1999.

SUPPLEMENT dated February 2, 1999


                  To the Statement of Additional Information of

                          STANDISH GROUP OF ASSET FUNDS
                           STANDISH EQUITY ASSET FUND
                 STANDISH SMALL CAPITALIZATION EQUITY ASSET FUND
                        STANDISH FIXED INCOME ASSET FUND
                     STANDISH GLOBAL FIXED INCOME ASSET FUND

                                Dated May 1, 1998

Standish Equity Asset Fund and Standish Small Capitalization Equity Asset Fund:

      As of January 28, 1999, shares of Standish Equity Asset Fund and Standish Small Capitalization Equity Asset Fund are no longer offered pursuant to the Standish Group of Asset Funds Statement of Additional Information (SAI) and associated prospectus, each dated May 1, 1998. Please see the Standish Group of Equity Asset Funds prospectus and SAI each dated January 28, 1999 for information on Standish Equity Asset Fund and Standish Small Capitalization Equity Asset Fund or call (800) 729-0066 for a copy of that prospectus or SAI also dated January 28, 1999.